Intangible assets and goodwill - Schedule of Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Balance at beginning of the year	$ 2,751
Amortization	(142)	$ (83)	$ (19)
Balance at end of the year	2,538	2,751
At cost
Intangible assets and goodwill
Balance at beginning of the year	2,896	563
Additions	8	11
Additions from acquisition	15	2,185
Dispositions	39
Foreign exchange	(104)	137
Balance at end of the year	2,776	2,896	563
Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(145)	(56)
Amortization	142	83
Dispositions	(39)
Foreign exchange	(10)	6
Balance at end of the year	(238)	(145)	(56)
Total intangible assets
Intangible assets and goodwill
Balance at beginning of the year	1,323
Balance at end of the year	1,158	1,323
Total intangible assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,468	145
Additions	8	11
Additions from acquisition	10	1,242
Dispositions	39
Foreign exchange	(51)	70
Balance at end of the year	1,396	1,468	145
Total intangible assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(145)	(56)
Amortization	142	83
Dispositions	(39)
Foreign exchange	(10)	6
Balance at end of the year	(238)	(145)	(56)
Customer relationships
Intangible assets and goodwill
Balance at beginning of the year	1,149
Balance at end of the year	1,009	1,149
Customer relationships | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,252	108
Additions	0	0
Additions from acquisition	4	1,086
Dispositions	29
Foreign exchange	(45)	58
Balance at end of the year	1,182	1,252	108
Customer relationships | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(103)	(32)
Amortization	106	66
Dispositions	(29)
Foreign exchange	(7)	5
Balance at end of the year	(173)	(103)	(32)
Crowdsource assets
Intangible assets and goodwill
Balance at beginning of the year	120
Balance at end of the year	105	120
Crowdsource assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	120	0
Additions	0	0
Additions from acquisition	0	120
Dispositions	0
Foreign exchange	0	0
Balance at end of the year	120	120	0
Crowdsource assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	0	0
Amortization	15	0
Dispositions	0
Foreign exchange	0	0
Balance at end of the year	(15)	0	0
Software
Intangible assets and goodwill
Balance at beginning of the year	25
Balance at end of the year	26	25
Software | At cost
Intangible assets and goodwill
Balance at beginning of the year	57	37
Additions	8	11
Additions from acquisition	6	1
Dispositions	10
Foreign exchange	(4)	8
Balance at end of the year	57	57	37
Software | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(32)	(24)
Amortization	11	8
Dispositions	(10)
Foreign exchange	(2)	0
Balance at end of the year	(31)	(32)	(24)
Brand
Intangible assets and goodwill
Balance at beginning of the year	29
Balance at end of the year	18	29
Brand | At cost
Intangible assets and goodwill
Balance at beginning of the year	39	0
Additions	0	0
Additions from acquisition	0	35
Dispositions	0
Foreign exchange	(2)	4
Balance at end of the year	37	39	0
Brand | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(10)	0
Amortization	10	9
Dispositions	0
Foreign exchange	(1)	1
Balance at end of the year	(19)	(10)	0
Goodwill
Intangible assets and goodwill
Balance at beginning of the year	1,428
Balance at end of the year	1,380	1,428
Goodwill | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,428	418
Additions	0	0
Additions from acquisition	5	943
Dispositions	0
Foreign exchange	(53)	67
Balance at end of the year	1,380	1,428	418
Goodwill | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	0	0
Amortization	0	0
Dispositions	0
Foreign exchange	0	0
Balance at end of the year	$ 0	$ 0	$ 0